Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provisions for taxes
Current taxes on income	$ 1,278	$ 867	$ 1,057
Deferred taxes	(34)	151	(56)
Tax expense from continuing operations	1,244	1,018	1,001
Tax benefit from discontinued operations	(1)	(3)	(7)
Reconciliation of taxes:
Income from continuing operations before taxes	4,550	3,740	4,120
Weighted-average tax rate (as a percent)	24.90%	25.30%	23.90%
Taxes at weighted-average tax rate	1,134	945	983
Items taxed at rates other than the weighted-average tax rate	103	(21)	(13)
Changes in valuation allowance, net	(22)	60	(46)
Changes in tax laws and enacted tax rates	(17)	6	5
Other, net	46	28	72
Tax expense from continuing operations	1,244	1,018	1,001
Effective tax rate for the year (as a percent)	27.30%	27.20%	24.30%
Reconciliation of taxes, non deductible expenses	60	45	40
Reconciliation of taxes, expense (release of provisions) for suspect payments and alleged anti-competitive practices			74
Reconciliation of taxes, tax accruals			100
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	97	88
Deferred tax assets:
Unused tax losses and credits	963	1,102
Pension and other accrued liabilities	1,064	1,005
Inventories	276	241
Property, plant and equipment	192	90
Other	134	134
Total gross deferred tax asset	2,629	2,572
Valuation allowance	(375)	(450)
Total gross deferred tax asset, net of valuation allowance	2,254	2,122
Deferred tax liabilities:
Property, plant and equipment	(1,037)	(441)
Pension and other accrued liabilities	(164)	(191)
Inventories	(152)	(159)
Other current assets	(220)	(137)
Unremitted earnings	(213)	(171)
Other	(60)	(49)
Total gross deferred tax liability	(1,846)	(1,148)
Net deferred tax asset	408	974
Included in:
"Deferred taxes"-current assets	932	896
"Deferred taxes"-non-current assets	318	846
"Deferred taxes"-current liabilities	(305)	(357)
"Deferred taxes"-non-current liabilities	(537)	(411)
Net deferred tax asset	408	974
Increase in deferred tax liabilities arising upon business combinations	790
Foreign subsidiary retained earnings permanently reinvested	400	400
Unused tax losses and credits, valuation allowance	166	226
Net operating loss carry-forwards, available to certain subsidiaries	2,576
Tax credits, available to certain subsidiaries	144
Net operating loss carry-forwards expiring through 2031	1,740
Tax credits that expire in varying amounts through 2031	126
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	714	712	598
Net change due to acquisitions and divestments, Unrecognized tax benefits	9	5	(2)
Increase relating to prior year tax positions, Unrecognized tax benefits	52	56	133
Decrease relating to prior year tax positions, Unrecognized tax benefits	(31)	(32)	(9)
Increase relating to current year tax positions, Unrecognized tax benefits	128	114	93
Decrease related to current year tax positions, Unrecognized tax benefits	(2)	(15)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(78)	(40)	(41)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(135)	(72)	(69)
Exchange rate differences, Unrecognized tax benefits	(4)	(14)	9
Unrecognized tax benefits, balance at end of period	653	714	712
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	178	176	139
Net change due to acquisitions and divestments, penalties and interest	2
Increase relating to prior year tax positions, penalties and interest	61	38	62
Decrease relating to prior year tax positions, penalties and interest	(11)	(6)	(8)
Increase relating to current year tax positions, penalties and interest	2	5	6
Decrease related to current year tax positions, penalties and interest	0	(4)
Decrease due to settlements with tax authorities, penalties and interest	(27)	(9)	(3)
Decrease as a result of the applicable statute of limitations, penalties and interest	(35)	(21)	(22)
Exchange rate differences, penalties and interest	(1)	(1)	2
Ending balance of penalties and interest related to unrecognized tax benefits	169	178	176
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	892	888	737
Net change due to acquisitions and divestments	11	5	(2)
Increase relating to prior year tax positions	113	94	195
Decrease relating to prior year tax positions	(42)	(38)	(17)
Increase relating to current year tax positions	130	119	99
Decrease related to current year tax positions	(2)	(19)
Decrease due to settlements with tax authorities	(105)	(49)	(44)
Decrease as a result of the applicable statute of limitations	(170)	(93)	(91)
Exchange rate differences	(5)	(15)	11
Balance at end, which would, if recognized, affect the effective tax rate	$ 822	$ 892	$ 888